Geographic Information and Segments	12 Months Ended
Dec. 31, 2025
Geographic Information and Segments [Abstract]
GEOGRAPHIC INFORMATION AND SEGMENTS

NOTE 10:– GEOGRAPHIC INFORMATION AND SEGMENTS

a.	Revenues by geographical areas from external customers:

	Year ended December 31,
	2025	2024	2023

Israel	$975,656	$5,541,476	$3,054,021
United Kingdom	345,562	228,795	446,684
Australia	7,500	3,750	469,365
USA	12,500	203,595	950
Rest of the world	-	101,337	60,083

	$1,341,218	$6,078,953	$4,031,103

b.	Major customers by percentage from total revenues:

	Year ended December 31,
	2025	2024	2023
	%

Customer A	25.8	3.8	11.1
Customer B	18.7	29	17.1
Customer C	6.6	15.6	4.6

c.	The Company’s long-term assets and operating lease right-of-use assets are located in Israel.
d.	The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the CODM, who is the Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. There is no expense or asset information that is supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM. The allocation of resources and assessment of performance of the operating segment is based on net loss as shown in the statements of operations. The CODM considers net loss in the annual forecasting process and reviews actual results when making decisions about allocating resources. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.